Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values, Volume of Activity and Gain (Loss) Information Related to Derivative Instruments
The following table summarizes the fair values of our derivative instruments on a gross and net basis as of December 31, 2025, and December 31, 2024. The change in the notional amounts of these derivatives by type from December 31, 2024, to December 31, 2025, indicates the volume of our derivative transaction activity during 2025. The notional amounts are not affected by bilateral collateral and master netting agreements. The derivative asset and liability balances are presented on a gross basis, prior to the application of bilateral collateral and master netting agreements. Total derivative assets and liabilities are adjusted to take into account the impact of legally enforceable master netting agreements that allow us to settle all derivative contracts with a single counterparty on a net basis and to offset the net derivative position with the related cash collateral. Where master netting agreements are not in effect or are not enforceable under bankruptcy laws, we do not adjust those derivative assets and liabilities with counterparties. Securities collateral related to legally enforceable master netting agreements is not offset on the balance sheet. Our derivative instruments are included in “accrued income and other assets” or “accrued expenses and other liabilities” on the Consolidated Balance Sheets, as indicated in the following table:

	December 31, 2025			December 31, 2024
		Fair Value (a)			Fair Value (a)
Dollars in millions	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives designated as hedging instruments:
Interest rate	$64,228	$(13)	$4	$64,701	$(4)	$3
Derivatives not designated as hedging instruments:
Interest rate	74,994	145	573	72,215	114	962
Foreign exchange	5,767	83	80	6,516	124	117
Commodity	5,553	249	237	8,778	363	343
Credit	107	—	8	60	—	—
Other (b)	4,217	8	25	3,145	15	14
Total derivatives not designated as hedging instruments:	90,638	485	923	90,714	616	1,436
Total	154,866	472	927	155,415	612	1,439
Netting adjustments (c)	—	(297)	(274)	—	(363)	(411)
Net derivatives in the balance sheet	154,866	175	653	155,415	249	1,028
Other collateral (d)	—	(22)	(1)	—	—	(1)
Net derivative amounts	$154,866	$153	$652	$155,415	$249	$1,027

(a)We take into account bilateral collateral and master netting agreements that allow us to settle all derivative contracts held with a single counterparty on a net basis, and to offset the net derivative position with the related cash collateral when recognizing derivative assets and liabilities. As a result, we could have derivative contracts with negative fair values included in derivative assets and contracts with positive fair values included in derivative liabilities.
(b)Other derivatives include interest rate lock commitments related to our residential and commercial banking activities, forward sale commitments related to our residential mortgage banking activities, forward purchase and sales contracts consisting of contractual commitments associated with “to be announced” securities and when-issued securities, and other customized derivative contracts.
(c)Netting adjustments represent the amounts recorded to convert our derivative assets and liabilities from a gross basis to a net basis in accordance with the applicable accounting guidance. As of December 31, 2025, excess collateral that has not been offset against net derivative instrument positions totaled $165 million of cash collateral and $218 million of securities collateral posted as well as $3 million of cash collateral and $78 million of securities collateral held. As of December 31, 2024, excess collateral that has not been offset against net derivative instrument positions totaled $168 million of cash collateral and $215 million of securities collateral posted as well as $13 million of cash collateral and $32 million of securities collateral held.
(d)Other collateral represents the amount that cannot be used to offset our derivative assets and liabilities from a gross basis to a net basis in accordance with the applicable accounting guidance. The other collateral consists of securities and is exchanged under bilateral collateral and master netting agreements that allow us to offset the net derivative position with the related collateral. The application of the other collateral cannot reduce the net derivative position below zero. Therefore, excess other collateral, if any, is not reflected above.

Schedule of Pre-Tax Net Gains (Losses) on Fair Value Hedges
The following tables summarize the amounts that were recorded on the balance sheet as of December 31, 2025 and December 31, 2024, related to cumulative basis adjustments for fair value hedges.

	December 31, 2025
Dollars in millions	Balance sheet line item in which the hedge item is included	Carrying amount of hedged item(a)	Hedge accounting basis adjustment - active hedges	Hedge accounting basis adjustment - discontinued hedges
Interest rate contracts	Long-term debt	$8,504	$(199)	$(3)
Interest rate contracts	Securities available for sale(b)	12,843	(100)	14

	December 31, 2024
Dollars in millions	Balance sheet line item in which the hedge item is included	Carrying amount of hedged item(a)	Hedge accounting basis adjustment - active hedges	Hedge accounting basis adjustment - discontinued hedges
Interest rate contracts	Long-term debt	$10,249	$(490)	$(4)
Interest rate contracts	Securities available for sale(b)	12,097	5	17

(a)The carrying amount represents the portion of the asset or liability designated as the hedged item.
(b)Certain amounts are designed as fair value hedges under the portfolio layer method. The carrying amount represents the amortized costs basis of the prepayable financial assets used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the relationship. At December 31, 2025 and December 31, 2024, the amortized cost of the closed portfolios used in these hedging relationships was $7 billion and $5 billion, respectively, of which $5 billion and $4 billion were designated in a portfolio layer hedging relationship. At December 31, 2025 and December 31, 2024, the cumulative basis adjustments associated with these amounts totaled $(35) million and $41 million, which is comprised of $(50) million and $24 million in active hedging relationships and $14 million and no adjustments for discontinued hedging relationships.
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following tables summarize the effect of fair value and cash flow hedge accounting on the income statement for the years ended December 31, 2025, December 31, 2024, and December 31, 2023.

	Location and amount of net gains (losses) recognized in income on fair value and cash flow hedging relationships
Year ended December 31, 2025 Dollars in millions	Interest expense – long-term debt	Interest income – loans	Interest Income - securities	Investment banking and debt placement fees
Twelve Months Ended December 31, 2025
Total amounts presented in the consolidated statement of income	$(734)	$5,749	$1,599	$780

Net gains (losses) on fair value hedging relationships
Interest contracts
Recognized on hedged items	(296)	—	105	—
Recognized on derivatives designated as hedging instruments	126	—	(86)	—
Net income (expense) recognized on fair value hedges	$(170)	$—	$19	$—
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income
Interest contracts	$(2)	$(358)	$—	$—
Net income (expense) recognized on cash flow hedges	$(2)	$(358)	$—	$—

	Location and amount of net gains (losses) recognized in income on fair value and cash flow hedging relationships
Year ended December 31, 2024 Dollars in millions	Interest expense – long-term debt	Interest income – loans	Interest Income - securities	Investment banking and debt placement fees
Twelve Months Ended December 31, 2024
Total amounts presented in the consolidated statement of income	$(1,187)	$6,026	$1,142	$688

Net gains (losses) on fair value hedging relationships
Interest contracts
Recognized on hedged items	56	—	(111)	—
Recognized on derivatives designated as hedging instruments	(332)	—	239	—
Net income (expense) recognized on fair value hedges	$(276)	$—	$128	$—
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income
Interest contracts	$(2)	$(733)	$—	$—
Net income (expense) recognized on cash flow hedges	$(2)	$(733)	$—	$—

	Location and amount of net gains (losses) recognized in income on fair value and cash flow hedging relationships
Year ended December 31, 2023 Dollars in millions	Interest expense – long-term debt	Interest income – loans	Interest Income - securities	Investment banking and debt placement fees
Twelve Months Ended December 31, 2023
Total amounts presented in the consolidated statement of income	$(1,305)	$6,219	$793	$542

Net gains (losses) on fair value hedging relationships
Interest contracts
Recognized on hedged items	(119)	—	181	—
Recognized on derivatives designated as hedging instruments	(135)	—	(132)	—
Net income (expense) recognized on fair value hedges	$(254)	$—	$49	$—
Net gain (loss) on cash flow hedging relationships
Realized gains (losses) (pre-tax) reclassified from AOCI into net income
Interest contracts	$(2)	$(956)	$—	$5
Net income (expense) recognized on cash flow hedges	$(2)	$(956)	$—	$5

Schedule of Derivative Instrument Cash Flow Hedge Earning Recognized by Income Statement Location
The following table summarizes the pre-tax effect of cash flow hedges for the years ended December 31, 2025, December 31, 2024, and December 31, 2023.

Year ended December 31, Dollars in millions	2025	2024	2023
Net Gains (Losses) Recognized in OCI
Interest contracts	$309	$(448)	$(289)
Net Gains (Losses) Reclassified From AOCI Into Income
Interest income — Loans	$(358)	$(733)	$(956)
Interest expense — Long-term debt	(2)	(2)	(2)
Investment banking and debt placement fees	—	—	5
Total	$(360)	$(735)	$(953)

Schedule of Pre-Tax Net Gains (Losses) on Derivatives Not Designated as Hedging Instruments	The following table summarizes the pre-tax net gains (losses) on our derivatives that are not designated as hedging instruments for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, and where they are recorded on the income statement.

	2025				2024				2023
Year ended December 31, Dollars in millions	Corporate services income	Consumer mortgage income	Other income	Total	Corporate services income	Consumer mortgage income	Other income	Total	Corporate services income	Consumer mortgage income	Other income	Total
NET GAINS (LOSSES)
Interest rate	$51	$—	$6	$57	$35	$—	$—	$35	$41	$—	$—	$41
Foreign exchange	49	—	—	49	50	—	—	50	50	—	—	50
Commodity	7	—	—	7	12	—	—	12	22	—	—	22
Credit	—	—	(47)	(47)	1	—	(58)	(57)	2	—	(52)	(50)
Other	—	—	(7)	(7)	—	2	5	7	—	(1)	(6)	(7)
Total net gains (losses)	$107	$—	$(48)	$59	$98	$2	$(53)	$47	$115	$(1)	$(58)	$56

Schedule of Fair Value of Derivative Assets by Type
The following table summarizes the fair value of our derivative assets by type at the dates indicated. These assets represent our net exposure to potential loss after taking into account the effects of bilateral collateral and master netting agreements and other means used to mitigate risk.

December 31, Dollars in millions	2025	2024
Interest rate	$82	$58
Foreign exchange	39	81
Commodity	149	170
Credit	—	—
Other	8	15
Derivative assets before collateral	278	324
Plus (Less): Related collateral	(103)	(75)
Total derivative assets	$175	$249

Schedule of Credit Derivatives Sold and Held
The following table provides information on the types of credit derivatives sold by us and held on the balance sheet at December 31, 2025, and December 31, 2024. The notional amount represents the amount that the seller could be required to pay. The payment/performance risk shown in the table represents a weighted average of the default probabilities for all reference entities in the respective portfolios. These default probabilities are implied from observed credit indices in the credit default swap market, which are mapped to reference entities based on Key’s internal risk rating.

	2025			2024
December 31, Dollars in millions	Notional Amount	Average Term (Years)	Payment / Performance Risk	Notional Amount	Average Term (Years)	Payment / Performance Risk
Other	$9	3.62	1.76%	$2	7.64	2.03%
Total credit derivatives sold	$9	—	—	$2	—	—

Schedule of Credit Risk Contingent Feature	Refer to the table below for the aggregate fair value of all derivative contracts with credit risk contingent features held by KeyBank that were in a net liability position.

Dollars in millions	December 31, 2025	December 31, 2024
Net derivative liabilities with credit-risk contingent features	$(49)	$(83)
Collateral posted	49	80